Finance Costs - Net (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Finance Costs - Net [Abstract]
Schedule of Finance Costs Net
Details of net finance costs are as follows:

	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Debt accretion and capitalized interest: Convertible debt (Note 8)	$3,429	$6,913
Non-convertible debt (Note 9)	17,131	11,599
Environmental rehabilitation accretion (Note 6)	1,796	1,776
Other finance costs	858	562
Less: amounts capitalized on qualifying assets	(20,560)	(18,512)
Finance costs	2,654	2,338
Interest income: Bank deposits	(273)	(105)
Finance income	(273)	(105)
Finance costs - net	$2,381	$2,233